SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2021	Dec. 31, 2020
USD [Member]
Debt Instrument [Line Items]
Exchange rate	0.7396
Year End Rate [Member] | HKD [Member]
Debt Instrument [Line Items]
Exchange rate	5.8300	5.9220
Year End Rate [Member] | USD [Member]
Debt Instrument [Line Items]
Exchange rate	0.7396	0.7467
Average Rate [Member] | HKD [Member]
Debt Instrument [Line Items]
Exchange rate	5.8348	5.7065
Average Rate [Member] | USD [Member]
Debt Instrument [Line Items]
Exchange rate	0.7450	0.7251